SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED COMPENSATION
Compensation expense	¥ 105,877	¥ 59,843	¥ 64,165
Cost of revenue
SHARE-BASED COMPENSATION
Compensation expense	18,008	9,941	2,114
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	25,213	18,390	6,590
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	61,707	30,866	55,409
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 949	¥ 646	¥ 52